Subsequent Events (Details) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Line Items]
Par value	$ 0.001
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Authorized shares	200,000,000	200,000,000
Par value	$ 0.001	$ 0.001
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Authorized shares	200,000,000	200,000,000
Par value	$ 0.001	$ 0.001
Maximum [Member]
Subsequent Events [Line Items]
Authorized shares	400,000,000